Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant, and Equipment	Property, Plant and Equipment
A reconciliation of the changes in the carrying amount of PP&E is as follows:

	Assets under construction	Land	Hydro	Wind and Solar	Gas generation	Energy Transition	Capital spares and other(1)	Total
Cost
As at Dec. 31, 2022	963	93	840	3,233	4,530	3,974	379	14,012
Additions(2)	869	—	—	—	—	—	6	875
Disposals	—	(3)	—	—	—	(30)	—	(33)
Impairment reversals (Note 7)	—	—	10	4	—	—	—	14
Changes to decommissioning and restoration costs	—	—	3	14	(22)	3	(1)	(3)
Retirement of assets	—	—	(7)	(18)	(124)	(7)	(108)	(264)
Change in foreign exchange rates	(26)	—	—	(18)	(7)	(42)	(1)	(94)
Transfers of assets(3)	(572)	—	38	439	50	16	31	2
Transfers to finance lease receivable	—	—	—	(61)	(4)	—	—	(65)
As at Dec. 31, 2023	1,234	90	884	3,593	4,423	3,914	306	14,444
Additions(2)	279	—	—	—	10	—	22	311
Acquisitions (Note 4)	11	—	—	—	401	—	—	412
Disposals	—	(2)	—	—	(1)	(3)	—	(6)
Changes to decommissioning and restoration costs (Note 24)	—	—	16	9	13	—	—	38
Retirement of assets	—	—	(10)	(12)	(16)	—	—	(38)
Change in foreign exchange rates	28	2	—	124	—	146	2	302
Transfer to intangible assets (Note 21)	—	—	—	—	(163)	—	—	(163)
Transfers of assets(3)	(1,432)	—	43	1,205	163	14	7	—
Transfers to finance lease receivable (Note 17)	—	—	—	—	(48)	—	—	(48)
As at Dec. 31, 2024	120	90	933	4,919	4,782	4,071	337	15,252
Accumulated depreciation
As at Dec. 31, 2022	—	—	478	1,228	2,812	3,744	194	8,456
Depreciation	—	—	25	129	342	73	16	585
Retirement of assets	—	—	(4)	(15)	(101)	(7)	(108)	(235)
Disposals	—	—	—	—	—	(30)	—	(30)
Change in foreign exchange rates	—	—	—	(5)	(3)	(39)	—	(47)
Transfers of assets(3)	—	—	—	—	(1)	2	—	1
As at Dec. 31, 2023	—	—	499	1,337	3,049	3,743	102	8,730
Depreciation	—	—	37	170	221	62	28	518
Retirement of assets	—	—	(9)	(9)	(15)	—	—	(33)
Disposals	—	—	—	—	—	(2)	—	(2)
Change in foreign exchange rates	—	—	—	23	1	138	—	162
Transfer to intangible assets (Note 21)	—	—	—	—	(143)	—	—	(143)
As at Dec. 31, 2024	—	—	527	1,521	3,113	3,941	130	9,232
Carrying amount
As at Dec. 31, 2022	963	93	362	2,005	1,718	230	185	5,556
As at Dec. 31, 2023	1,234	90	385	2,256	1,374	171	204	5,714
As at Dec. 31, 2024	120	90	406	3,398	1,669	130	207	6,020
(1)Includes major spare parts and standby equipment available, but not in service.
(2)In 2024, the Company capitalized $16 million (2023 — $57 million) of interest to PP&E at a weighted average rate of 6.52 per cent (2023 — 6.3 per cent).
(3)Includes transfers of assets upon commissioning to assets in service and other movements.
Assets under Construction
During the year, the Company achieved commercial operations at the White Rock and Horizon Hill wind facilities. Costs were transferred from assets under construction to the Wind and Solar segment. As outlined in Note 17, $48 million related to the Mount Keith 132kV expansion was derecognized from assets under construction and recognized as a finance lease receivable in the first quarter of 2024.
Change in Estimate — Useful Lives
During 2024 and 2023, the Company adjusted the useful lives of certain assets in the Gas segment to reflect changes to the future operating expectations of the assets. The adjustment to the useful lives resulted in a decrease of $112 million (2023 — $92 million) in depreciation expense that was recognized in the Consolidated Statement of Earnings.
Mothballing of Sundance Unit 6
During 2024, the Company announced it will temporarily mothball Sundance Unit 6 on April 1, 2025 for a period of up to two years depending on market conditions. The Company maintains the flexibility to return the mothballed unit to service when market fundamentals improve or opportunities to contract are secured. The unit remains available and fully operational for the first quarter of 2025.